Segmented information - Disclosure of geographic allocation of total assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Current assets	$ 35,800	$ 13,102
Property, plant and equipment and right-of-use assets	679
Mineral properties, plant and equipment		114
Other non-current assets	108,025	299,399
Total assets	144,504	312,615
Current liabilities	2,317	3,473
Non-current liabilities	930	300
Total liabilities	3,247	3,773
Canada [Member]
Disclosure of operating segments [line items]
Current assets	35,800	13,102
Property, plant and equipment and right-of-use assets	679
Mineral properties, plant and equipment		114
Other non-current assets	0	0
Total assets	36,479	13,216
Current liabilities	2,317	3,473
Non-current liabilities	930	300
Total liabilities	3,247	3,773
Ghana [Member]
Disclosure of operating segments [line items]
Current assets	0	0
Mineral properties, plant and equipment	0	0
Other non-current assets	108,025	299,399
Total assets	108,025	299,399
Current liabilities	0	0
Non-current liabilities	0	0
Total liabilities	$ 0	$ 0